Acquisitions, Goodwill, And Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Acquisitions Goodwill And Other Intangible Assets [Abstract]
Disclosure Of Acquisitions, Goodwill, And Other Intangible Assets [Text Block]
NOTE 7. ACQUISITIONS, GOODWILL, AND OTHER INTANGIBLE ASSETS
ACQUISITIONS.
On February 17, 2023, the Company acquired 100% of the stock of Caption Health, Inc. (“Caption Health”) for $127 million of upfront payment, $10 million future holdback payment and potential earn-out
payments valued at $13 million based primarily on various milestones and sales targets. The preliminary purchase price allocation resulted in goodwill of $105 million, intangible assets of $60 million, and deferred tax liabilities of $14 million. The goodwill associated with the acquired business is non-deductible
for tax purposes and is reported in the Ultrasound segment. Caption Health is an artificial intelligence (“AI”) company whose technology expands access to
AI-guided
ultrasound screening for novice users.
See Note 12, “Financial Instruments and Fair Value Measurements” for further information about the fair value measurement of contingent consideration.
Goodwill

	Balance as of December 31, 2022	Acquisitions	Foreign exchange and other	Balance as of March 31, 2023
Imaging	$4,409	$—	$4	$4,413
Ultrasound	3,835	105	1	3,941
PCS	2,036	—	1	2,037
PDx	2,533	—	—	2,533

Total Goodwill	$12,813	$105	$6	$12,924

We assess the possibility that a reporting unit’s fair value has been reduced below its carrying amount due to the occurrence of events or circumstances between annual impairment testing dates. We did not identify any reporting units that required an interim impairment test since the last annual impairment testing date.

Substantially all other intangible assets are subject to amortization. Intangible assets decreased during the three months ended March 31, 2023, primarily as a result of amortization, partially offset by $
60
 million of additions related to the acquisition of Caption Health. Amortization expense was $96 million and $103 million for the three months ended March 31, 2023 and 2022, respectively.

NOTE 8. ACQUISITIONS, GOODWILL, AND OTHER INTANGIBLE ASSETS
ACQUISITIONS.
On December 21, 2021, the Company acquired 100% of the stock of BK Medical, a leader in surgical ultrasound imaging and guidance technology, for $1,466 million. The purchase price allocation resulted in goodwill of $1,020 million, amortizable intangible assets of $393 million, net tangible assets of $114 million, and net deferred tax liabilities of $61 million. The goodwill associated with the acquired business is non-deductible
for tax purposes and is reported in the Ultrasound segment.
On May 5, 2021, the Company acquired 100% of the stock of Zionexa, a France-based company that is a leading innovator of in-vivo
oncology and neurology biomarkers for $32 million and potential earn-out
payments valued at $91 million based primarily on sales targets and regulatory approvals. The purchase price allocation resulted in goodwill of $43 million, primarily amortizable intangible assets of $114 million, deferred tax liabilities of $25 million, and other net liabilities assumed of $9 million. The goodwill associated with the acquired business is primarily deductible for tax purposes and is reported in the PDx segment.
On December 30, 2020, the Company acquired the remaining 69% of the stock of Prismatic Sensors AB, a Sweden-based company developing novel sensor technology for CT machines, for $74 million and potential earn-out
payments valued at $20 million. The Company had a previous equity ownership in Prismatic Sensors AB with a fair value of $35 million. The purchase price allocation resulted in goodwill of $89 million, indefinite-lived intangible assets of $48 million, and other net liabilities assumed of $8 million. The goodwill associated with the acquired business is primarily deductible for tax purposes and is reported in the Imaging segment.
See Note 13, “Financial Instruments and Fair Value Measurements” for further information about the fair value measurement of contingent consideration.

Changes in Goodwill Balances

	Imaging	Ultrasound	PCS	PDx	Total
Balance at January 1, 2021	$4,449	$2,868	$2,058	$2,493	$11,868

Acquisitions	1	1,020	—	43	1,064
Foreign currency exchange and other (a)	(17)	(12)	(9)	(2)	(40)

Balance at December 31, 2021	4,433	3,876	2,049	2,534	12,892

Acquisitions	—	—	—	—	—
Foreign currency exchange and other (a)	(24)	(41)	(13)	(1)	(79)

Balance at December 31, 2022	$4,409	$3,835	$2,036	$2,533	$12,813

(a)
Other includes purchase accounting adjustments related to the acquisition of BK Medical which closed on December 21, 2021. There were no significant changes for the 12 months ended December 31, 2022 to the preliminary fair values that were recognized as of December 31, 2021.

In performing the annual goodwill impairment tests during 2022, 2021, and 2020, we determined that the fair values of each of our reporting units exceeded their carrying values. Therefore, no impairment was recorded.
Intangible Assets

	As of December 31, 2022			As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer-related	$60	$(10)	$50	$64	$(9)	$55
Patents and technology	2,544	(1,815)	729	2,556	(1,713)	843
Capitalized software	2,309	(1,638)	671	2,500	(1,610)	890
Trademarks and other	35	(27)	8	43	(32)	11
Indefinite-lived assets (a)	62	—	62	48	—	48

Total	$5,010	$(3,490)	$1,520	$5,211	$(3,364)	$1,847

(a)	Indefinite-lived intangible assets primarily relate to acquired IPR&D prior to project completion and are not amortized.
There were no intangible assets acquired during the year ended December 31, 2022. Amortization expense was $405 million, $400 million, and $408 million for the years ended December 31, 2022, 2021, and 2020, respectively. No material impairments of intangible assets were recognized in the years ended December 31, 2022, 2021, or 2020.
Estimated annual
pre-tax
amortization expense for intangible assets over the next five calendar years is as follows:
Estimated Intangible
Pre-tax
Amortization

	2023	2024	2025	2026	2027
Estimated annual pre-tax amortization	$357	$295	$248	$193	$106